Description of Business and Organization (Tables) (US VR Global Inc.)	10 Months Ended
Dec. 31, 2017
US VR Global Inc. [Member]
Schedule of Detailed Subsidiaries

Details of the Company’s subsidiaries:

	Company name	Place and date of incorporation	Particulars of issued capital	Principal activities

1.	US VR Global Inc	Labuan, July 13, 2017	1 share of ordinary share of US$1 each	Investment holding

2.	VR Global Limited	Hong Kong, July 21, 2017	1 share of ordinary share of HK$1 each	Investment holding

3.	Hero Central Dot Com Sdn Bhd	Malaysia, April 17, 2017	2 shares of ordinary share of RM 1 each	Theme park operator and information technology software development